Borrowings - Details of Borrowings with Original Maturity over One Year (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings with original maturity over one year	¥ 41,948	¥ 16,433
Less: borrowings due within one year classified as current liabilities	(3,814)	(2,796)
Borrowings	38,134	13,637
RMB [member] | Fixed interest rate at 1.20%~4.41%per annum as at December 31, 2020, with maturities through 2034 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings with original maturity over one year	8,028	899
RMB [member] | Corporate bond - fixed bond rate at 2.95%-3.92% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings with original maturity over one year	9,649	11,301
RMB [member] | Convertible Bond - Fixed interest rate (Note27(iii)) [member]
Disclosure of detailed information about borrowings [line items]
Borrowings with original maturity over one year	12,833
RMB [member] | Medium-term notes- fixed interest rate at 2.44%-3.28% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings with original maturity over one year	10,588	2,600
RMB [member] | Floating interest rates 90%, 100% of benchmark interest rate (stipulated by PBOC) as at December 31, 2020, with maturities through 2033 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings with original maturity over one year	¥ 850	¥ 1,633